GOODWILL AND INTANGIBLE ASSETS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

Goodwill by reporting unit consisted of the following as of September 30, 2022 and December 31, 2021 (in thousands):

	September 30,	December 31,
Reporting Unit	2022	2021

BioModeling	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	172

Total goodwill	$2,843	$2,843

Goodwill by reporting unit consisted of the following as of December 31, 2021 and 2020 (in thousands):

	December 31,
Reporting Unit	2021	2020
Vivos Solutions	$2,619	$2,619
Empowered Dental	52	52
Lyon Dental	172	-
Total goodwill	$2,843	$2,671

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS

As of September 30, 2022 and December 31, 2021, identifiable intangible assets were as follows (in thousands):

	September 30,	December 31,
	2022	2021

Patents and developed technology	$2,136	$2,136
Trade name	330	330
Other	27	27

Total intangible assets	2,493	2,493
Less accumulated amortization	(2,181)	(2,152)

Net intangible assets	$312	$341

As of December 31, 2021 and 2020, identifiable intangible assets were as follows (in thousands):

	December 31,
	2021	2020
Patents and developed technology	$2,136	$1,775
Trade name	330	330
Other	27	27
Total intangible assets	2,493	2,132
Less accumulated amortization	(2,152)	(1,862)
Net intangible assets	$341	$270

Amortization expense of identifiable intangible assets was $0.3 million and $0.4 million for the years ended December 31, 2021 and 2020. The estimated future amortization of identifiable intangible assets is as follows (in thousands):

Year Ending December 31,

2022	$39
2023	39
2024	39
2025	39
2026	23
Thereafter	162

Total	$341

SCHEDULE OF ESTIMATED FUTURE AMORTIZATION OF IDENTIFIABLE INTANGIBLE ASSETS
As of September 30,

2022	$9
2023	39
2024	39
2025	39
2026	23
Thereafter	163

Total	$312

Year Ending December 31,

2022	$39
2023	39
2024	39
2025	39
2026	23
Thereafter	162

Total	$341